SERIES 1B PREFERRED STOCK (Details Narrative) - Series 1 B Preferred Stock [Member] - Private Placement [Member] - Series 1 B Spa [Member]		6 Months Ended
	Jun. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2023 TradingDay $ / shares
Agreement entered date		Jun. 29, 2023
Sale of Stock, Number of Shares Issued in Transaction | shares	900
Proceeds from Issuance of Private Placement | $	$ 900,000
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share	$ 1,000
Conversion price	0.14
Preferred stock, convertible, conversion price	$ 0.14
Preferred stock, convertible, threshold percentage of stock price trigger	90.00%
Preferred stock, convertible, threshold trading days | TradingDay		10
Preferred stock, convertible, threshold commencing trading days | TradingDay		5
Maximum outstanding shares owned, Percentage	4.99%
Prior notice period number of days		61 days
Minimum [Member]
Floor price		$ 0.05
Maximum [Member]
Percentage of beneficially own in excess of common stock outstanding	9.99%